Supplement dated September 2, 2025
to the Prospectus, as supplemented, of the following funds:
Fund	Prospectus Dated
Columbia ETF Trust I
Columbia International Equity Income ETF	2/28/2025
Columbia U.S. Equity Income ETF	2/28/2025
As it was stated in the supplement dated July 2, 2025, the Board of Trustees of Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's Principal Investment Strategies and each Fund’s performance benchmark, effective on or about September 2, 2025 (the Effective Date). In addition to the changes described in the July 2, 2025 supplement, the following changes are hereby made to the Funds' Prospectus.
Summary of Columbia International Equity Income ETF
To show the new primary benchmark (Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index) performance information the Average Annual Total Returns table in the subsection "Performance Information” in the “Summary of Columbia International Equity Income ETF" section of the Prospectus is deleted in its entirety and replaced with the following:
 Average Annual Total Returns (for periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	Life of Fund
At NAV	06/13/2016
returns before taxes		5.79%	5.70%	6.57%
returns after taxes on distributions		5.13%	5.05%	5.59%
returns after taxes on distributions and sale of Fund shares		4.07%	4.51%	5.12%
Solactive GFS Developed Markets ex NA Large & Mid Cap Value Style USD Index (TR) (reflects no deductions for fees, expenses or taxes)		12.64%	9.20%	6.70%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		5.68%	5.09%	6.26%
Beta Advantage® International ESG Equity Income Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		6.53%	N/A	21.66%*
Combined Former Indices** (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		6.53%	6.37%	7.44%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		3.82%	4.73%	6.52%

*
The Life of Fund Index performance is for the period from October 14, 2022 through December 31, 2024.
**
The Combined Former Indices 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable International Equity Income 100 Index (Net)) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® International ESG Equity Income Index (Net)) performance for the period from October 14, 2022 through December 31, 2024. The Combined Former Indices 1 Year performance represents the performance of the Beta Advantage® International ESG Equity Income Index (Net).
Summary of Columbia U.S. Equity Income ETF
To show the new primary benchmark (Solactive GFS United States Large & Mid Cap Value Style USD Index) performance information the Average Annual Total Returns table in the subsection "Performance Information” in the “Summary of Columbia U.S. Equity Income ETF" section of the Prospectus is deleted in its entirety and replaced with the following:
SUP271_10_010_(09/25)

 Average Annual Total Returns (for periods ended December 31, 2024)

	Inception Date	1 Year	5 Years	Life of Fund
At NAV	06/13/2016
returns before taxes		13.89%	11.05%	12.13%
returns after taxes on distributions		12.42%	10.12%	10.59%
returns after taxes on distributions and sale of Fund shares		8.71%	8.53%	9.28%
Solactive GFS United States Large & Mid Cap Value Style USD Index (TR) (reflects no deductions for fees, expenses or taxes)		15.51%	9.25%	9.07%
MSCI USA Value Index (reflects no deductions for fees, expenses or taxes)		14.34%	8.50%	9.90%
Beta Advantage® U.S. ESG Equity Income Index (reflects no deductions for fees, expenses or taxes)		14.37%	N/A	17.25%*
Combined Former Indices** (reflects no deductions for fees, expenses or taxes)		14.37%	11.49%	12.77%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	14.27%

*
The Life of Fund Index performance is for the period from October 14, 2022 through December 31, 2024.
**
The Combined Former Indices 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s other former Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through December 31, 2024. The Combined Former Indices 1 Year performance represents the performance of the Beta Advantage® U.S. ESG Equity Income Index.
Shareholders should retain this Supplement for future reference.

SUP271_10_010_(09/25)